Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 General Partner [Member] USD ($)	Dec. 31, 2014 General Partner [Member] EUR (€)
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 132,495	$ 95,690
Other financial liabilities	198	958
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	400,000	99,946			1,821	1,500
Interest Expense Related Party		547	1,468	2,362
Short-term borrowings and other financial liabilities	132,693	96,648
Short Term Borrowings Due To Related Parties Current	5,357	62,342
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	138,050	158,990
Lines of credit weighted average interest rate	5.09%	4.00%
Other	$ 144,321	$ 111,259